Eaton Vance

Municipal Opportunities Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 93.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.4%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 2.52%, (SIFMA + 0.22%), 12/1/20(1)	$5,000	$4,998,900

		$4,998,900

Education — 4.6%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(2)	$1,360	$1,366,691
Arizona State University, 5.00%, 7/1/33	500	570,180
Arizona State University, 5.00%, 7/1/34	580	660,191
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	690,180
California Infrastructure and Economic Development Bank, (The Colburn School), 3.30%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	3,000	3,012,150
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/31	600	714,900
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/35	1,125	1,319,512
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	1,400	1,626,940
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	590	597,045
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	661,992
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(2)(3)	1,425	1,495,267
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(2)	2,535	2,670,141
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	532,053
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	567,635
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,917,164
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/28	525	629,790
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/29	500	605,105
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/30	715	859,494
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,145,620
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,223,442
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,065,590
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	650	798,428
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	750	921,262
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: State Street Bank and Trust Co.), 2.28%, 7/1/35(4)	4,455	4,455,000
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 2.28%, 7/1/33(4)	2,565	2,565,000
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,860,463
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	565,024
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	312,714

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	$300	$349,854
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	576,570
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	627,039
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,159,960
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	910	1,019,364
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/26	1,850	2,101,637
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/29	1,000	1,140,690
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(2)	595	616,021
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 5.00%, 12/15/38(2)	2,690	2,822,832
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	555,085
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	558,715
University of Arkansas, 5.00%, 11/1/24	475	554,629
University of Arkansas, 5.00%, 11/1/25	500	596,830
University of Idaho, 5.00%, 4/1/24	500	575,200
University of North Carolina at Charlotte, 4.00%, 4/1/37	625	662,100
University of North Carolina at Greensboro, 5.00%, 4/1/27	400	492,652
West Virginia University, 2.83%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	3,500	3,500,315

		$54,318,466

Electric Utilities — 4.3%
Arkansas River Power Authority, CO, 5.00%, 10/1/27	$2,255	$2,644,845
Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,310,832
Arkansas River Power Authority, CO, 5.00%, 10/1/29	2,000	2,340,200
Long Island Power Authority, NY, Electric System Revenue, 2.501%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	16,000	16,020,960
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	611,350
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,857,011
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	1,999,700
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,755,565
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,504,050
Nebraska Public Power District, 5.00%, 1/1/24	750	856,830
Omaha Public Power District, NE, 4.00%, 2/1/33	11,010	11,527,470
Omaha Public Power District, NE, 5.00%, 2/1/25	550	644,633
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,919,961
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,362,770
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,168,470
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/25	520	595,738
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/26	675	783,594
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/27	660	774,226
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/28	500	581,745
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	95	95,762

		$51,355,712

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.2%
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 5.00%, 11/15/28	$1,830	$2,061,587
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	249,057
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	500	545,130
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	40	40,357

		$2,896,131

General Obligations — 14.3%
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	$60	$67,839
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,171,310
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,865	2,217,317
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	2,000	2,430,200
Burlington, VT, 5.00%, 11/1/21	600	644,124
Burlington, VT, 5.00%, 11/1/22	500	550,300
Burlington, VT, 5.00%, 11/1/24	400	458,252
Burlington, VT, 5.00%, 11/1/25	500	582,500
California, 5.00%, 4/1/33	9,625	10,944,202
California, 2.73%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(1)	12,000	12,039,120
Chelsea School District, MI, 4.00%, 5/1/24	765	846,197
Chelsea School District, MI, 4.00%, 5/1/25	765	858,950
Chicago, IL, 5.00%, 12/1/22	2,230	2,301,092
Chicago, IL, 5.00%, 1/1/28	3,000	3,359,190
Chicago, IL, 5.625%, 1/1/30	6,000	6,891,900
Chicago, IL, 6.00%, 1/1/38	4,000	4,563,840
Chicago Board of Education, IL, 5.00%, 12/1/25	6,195	6,698,963
Chicago Board of Education, IL, 5.00%, 12/1/26	2,905	3,160,698
Chicago Park District, IL, 5.00%, 1/1/24	500	551,215
Clackamas Community College District, OR, 0.00%, 6/15/21	385	370,928
Connecticut, 5.00%, 4/15/34	1,000	1,199,570
Dallas, TX, 5.00%, 2/15/25	1,000	1,173,090
Delaware Valley Regional Finance Authority, PA, 2.436%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	8,000	7,977,200
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,077,101
Elmira, NY, 3.75%, 7/16/19(2)	2,000	2,002,220
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	937,169
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,046,045
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,198,186
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,185,030
Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	1,987,886
Illinois, 5.00%, 8/1/20	3,000	3,094,800
Illinois, 5.00%, 11/1/21	5,000	5,297,350
Illinois, 5.00%, 10/1/22	2,000	2,148,600
Illinois, 5.00%, 2/1/24	5,000	5,406,050
Illinois, 5.00%, 2/1/25	10,000	10,871,000
Illinois, 5.00%, 2/1/27	5,000	5,504,650
Illinois, 5.00%, 2/1/28	10,000	11,012,100
Illinois, 5.00%, 11/1/28	10,000	11,054,200

Security	Principal Amount (000’s omitted)	Value
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	$900	$1,011,042
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	2,000	2,236,920
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,341,666
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,495,182
Manchester Community Schools, MI, 5.00%, 5/1/25	750	880,800
Massachusetts, 2.383%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	4,630	4,623,888
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	877,095
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,163,320
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	579,775
New York, NY, 5.00%, 8/1/25	1,000	1,132,040
New York, NY, 5.00%, 8/1/29	450	506,709
Norfolk, VA, 5.00%, 9/1/33	1,850	2,146,481
Ottawa County, MI, 5.00%, 11/1/22	500	558,375
Ottawa County, MI, 5.00%, 11/1/24	250	294,058
Ottawa County, MI, 5.00%, 11/1/25	300	360,747
Roseville Community Schools, MI, 5.00%, 5/1/23	1,340	1,504,003
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,221,536
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,211,170
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,322,820
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,193,960
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,920,485
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,169,270
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	459,232
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	581,605
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	347,736
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	817,419
Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	65	49,318
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	1,185	1,239,925

		$169,126,961

Hospital — 20.5%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,045,214
Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/26	2,525	2,928,848
Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/27	2,635	3,094,149
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	624,811
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,193,363
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,004,512
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,243,575
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	801,629
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,660	1,766,854
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,476,441
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,117,170
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	246,655
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	282,058
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	317,161
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	357,494
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,562,647
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,524,251
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	1,951,862
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,312,940

Security	Principal Amount (000’s omitted)	Value
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$100	$111,082
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	404,910
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	336,141
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	122,783
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	166,544
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	272,618
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	226,240
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	493,106
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,685,460
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 2.30%, 1/15/38(4)	7,700	7,700,000
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.651%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	13,665	13,710,504
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 2.226%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	4,465	4,466,384
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	2,167,563
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	229,568
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	348,351
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	161,832
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	220,034
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/30	600	707,790
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/31	1,200	1,402,092
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	530,220
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,148,170
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,353,932
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,100,657
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,262,717
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	9,665,280
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,107,390
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,903,666
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	508,991
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	445,963
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	489,548
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,446,288
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	537,931
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,699,855
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/26	1,375	1,579,847
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/27	1,440	1,671,811
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	519,517
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	609,230

Security	Principal Amount (000’s omitted)	Value
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	$795	$938,553
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	696,834
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	240,384
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Escrowed to Maturity, 5.00%, 11/15/24	1,000	1,145,410
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,116,420
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,025,062
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,489,826
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	553,180
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	133,993
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	581,080
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,300,255
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/22	2,835	3,015,193
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/26	1,150	1,357,023
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,381,100
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	3,191,373
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series I 2016, 5.00%, 7/1/27	1,150	1,353,527
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series L 2017, 5.00%, 7/1/27	1,460	1,746,408
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/27	1,430	1,701,157
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/28	1,250	1,505,163
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	294,519
Michigan Finance Authority, (McLaren Health Care), 2.434%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	6,250	6,276,750
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,538,348
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,141,960
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.85%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	10,000	9,990,300
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,000	1,106,670
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,122,990
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	500	582,690
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,161,810
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,237,712

Security	Principal Amount (000’s omitted)	Value
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	$1,550	$1,787,832
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	664,199
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	561,065
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,072,576
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,155,720
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,080	1,296,497
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	20,000	20,319,400
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,166,920
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	578,340
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	570,500
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/34	550	657,542
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/35	625	743,563
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/36	550	654,077
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	925,088
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	485,197
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	678,822
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,369,940
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(2)	700	764,904
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	1,000	1,150,030
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(2)	500	571,685
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(2)	600	683,430
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(2)	450	510,152
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	1,000	1,128,320
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(2)	1,100	1,236,862
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	1,100	1,233,848
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(2)	1,100	1,230,966
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(2)	1,200	1,338,504
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	1,000	1,112,960
New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/26(2)	300	344,067
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(2)	1,500	1,765,425
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.791%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,002,670
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	999,413
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,624,969
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	566,585
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/31	1,705	1,967,689
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/34	2,000	2,333,320
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	574,030
Phoenix Industrial Development Authority, AZ, (Mayo Clinic), (SPA: Wells Fargo Bank, N.A.), 2.22%, 11/15/52(4)	7,500	7,500,000
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,464,240

Security	Principal Amount (000’s omitted)	Value
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	$1,530	$1,807,710
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,656,440
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,803,332
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,188,060
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	521,788
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	448,560
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	571,240
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	580,725
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	579,355
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	577,120
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	1,300	1,505,140
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	2,088,502
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	1,885	2,152,538
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	3,000	3,380,970
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,917,888
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,136,230
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,195,590
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	276,915

		$242,470,789

Housing — 1.4%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$542,750
Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/32(3)	1,060	1,154,976
Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/33(3)	1,100	1,192,598
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	962,571
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/24	1,385	1,459,444
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/25	1,505	1,594,893
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/26	1,000	1,064,820
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/27	760	811,095
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/28	570	604,354
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/29	570	601,196
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	433,172
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	715	793,993
North Dakota Housing Finance Agency, 2.70%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(1)	5,000	4,999,900

		$16,215,762

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 4.8%
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	$2,250	$2,338,605
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	895,851
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	987,282
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	4,000	4,065,560
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 3.05%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	2,500	2,493,950
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,538,595
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	244,784
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	7,775	7,820,484
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	1,820	1,861,769
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 5.625%, 10/1/19	9,385	9,509,070
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,132,640
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,165	1,223,413
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	7,065	7,178,605
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(2)(3)	4,595	4,849,655
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	1,265	1,430,854
Whiting, IN, (BP Products North America, Inc.), (AMT), 3.05%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	9,004,050

		$56,575,167

Insured-Education — 0.0%(5)
University of Puerto Rico, (NPFG), 5.00%, 6/1/25	$120	$121,331

		$121,331

Insured-Electric Utilities — 0.9%
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	$1,500	$1,764,225
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	286,146
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,669,995
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	195	206,616
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	182,595
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	145,577
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	743,061
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	573,884
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	134,526
Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,177,920
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,840,184

		$10,724,729

Insured-Escrowed/Prerefunded — 0.0%(5)
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$272,630

		$272,630

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 2.6%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$386,582
Atlantic City, NJ, (BAM), 5.00%, 3/1/23	500	552,305
Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	338,778
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	337,776
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	345,126
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,038,636
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,069,653
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	730,613
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	754,254
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	765,001
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,123,840
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,146,620
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,407,735
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/25	1,000	1,144,390
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	2,075,211
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,834,224
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,722
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,084
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	64,988
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	323,588
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,832,284
McCook, IL, (AGM), 4.00%, 12/1/24	200	216,648
McCook, IL, (AGM), 4.00%, 12/1/25	275	300,960
McCook, IL, (AGM), 4.00%, 12/1/26	260	286,780
McCook, IL, (AGM), 4.00%, 12/1/27	300	332,898
McCook, IL, (AGM), 4.00%, 12/1/28	300	334,095
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	989,449
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,024,400
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	852,997
Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,213,810
Puerto Rico, (AGC), 5.00%, 7/1/34	310	313,655
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,090,448
Puerto Rico, (NPFG), 5.25%, 7/1/22	530	535,104
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	931,107
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	403,578
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	887,238
Will and Cook Counties Community High School District No. 210, IL, (AGM), 0.00%, 1/1/28	500	378,085

		$30,418,662

Insured-Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$418,268
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	467,081
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	431,828

		$1,317,177

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 0.4%
Kentucky Asset/Liability Commission, (NPFG), 2.353%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$5,000	$4,993,400

		$4,993,400

Insured-Other Revenue — 0.1%
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24	$300	$343,344
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25	315	366,156
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	121,215

		$830,715

Insured-Special Tax Revenue — 0.6%
Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$2,584,540
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	500	450,455
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,940	1,941,164
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	955	258,642
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	305	331,724
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	1,120	1,238,821

		$6,805,346

Insured-Transportation — 2.6%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,424,442
Metropolitan Transportation Authority, NY, (AGM), 2.406%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	5,000	5,019,350
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	205,235
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,460	2,938,543
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,117,460
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,148,970
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	855,285
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,697,562
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	575,607
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	111,468
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	3,650	4,005,583
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	2,710	2,971,921
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,475	2,678,371
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,320	1,477,846
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	402,637
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	107,949
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	215,702
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,320	2,482,423

		$30,436,354

Insured-Water and Sewer — 0.4%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$188,776
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,597,880
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	101,854

		$4,888,510

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 1.6%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/28	$3,000	$3,652,920
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	2,000	2,416,280
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,596,610
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,143,080
New Jersey Economic Development Authority, (School Facilities Construction), 3.90%, (SIFMA + 1.60%), 3/1/28(1)	7,500	7,479,000
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	546,580
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	544,345

		$19,378,815

Other Revenue — 6.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/25	$4,950	$5,688,837
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,147,590
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,155,763
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	1,450	1,597,784
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	630,842
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(2)	1,465	1,606,138
Kalispel Tribe of Indians, WA, Series B, 5.00%, 1/1/32(2)	1,000	1,096,340
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(2)	4,550	4,793,425
Main Street Natural Gas, Inc., GA, 2.426%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	5,500	5,456,495
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 2.75%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(1)	9,705	9,652,496
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	1,775	1,933,401
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,509,525
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,080,510
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.426%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	1,300	1,300,325
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.536%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	7,500	7,458,375
Southeast Alabama Gas Supply District, (Project No. 2), 2.526%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	3,000	2,969,070
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.449%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	5,525	5,503,010
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	108,522
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.751%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	1,000	1,010,250
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 3.35%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	11,000	11,173,690
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	716,458
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,532,770
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	780,094

		$73,901,710

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 6.4%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$531,550
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	605	657,574
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	388,136
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	349,634
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	510,749
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	500	553,845
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,928,517
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,462,402
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	481,149
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	759,659
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	842,395
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	467,899
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 2.80%, 5/15/24	1,150	1,150,414
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	650	650,884
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	583,327
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	338,013
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	398,864
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	459,824
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,031,360
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	228,245
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	134,563
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	465	494,425
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/51	1,000	1,061,140
Howard County, MD, (Vantage House), 5.00%, 4/1/21	329	338,617
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,658,940
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,776,123
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	405,468
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,744,057
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	748,447
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	983,314
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	704,359
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	95	99,732
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)	1,200	1,304,196
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	1,000	1,004,610
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	2,000	2,025,580
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,971,724
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	145	146,569

Security	Principal Amount (000’s omitted)	Value
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	$1,000	$1,064,780
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,111,552
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,172,318
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,274,830
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	663,541
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/29	1,335	1,383,554
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/28	255	278,060
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/30	300	324,282
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/31	775	849,834
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	650	709,429
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.00%, 11/15/22(2)	540	540,130
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.50%, 11/15/23(2)	1,250	1,250,212
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	1,750	1,745,905
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	1,325	1,329,651
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/27	250	295,925
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/28	270	318,155
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/28	1,675	1,823,455
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	1,000	1,084,840
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	1,930	2,171,346
St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,305	1,382,974
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 3.875%, 11/15/22	2,500	2,500,625
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(2)	3,000	3,110,400
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	616,712
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	455,024
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,800,019
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	807,073
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	637,147
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	546,450
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(2)	1,445	1,479,131
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(2)	750	806,355
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(2)	250	252,968
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,731,432
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,049,129
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/25	500	520,525
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/26	685	710,557

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/27	$1,015	$1,048,678
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/29	1,365	1,457,506
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/30	500	532,420

		$75,213,228

Special Tax Revenue — 3.7%
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	$1,000	$1,151,540
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	1,500	1,735,185
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	47,634
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	68,303
Illinois, (Build Illinois), Sales Tax Revenue, 4.00%, 6/15/27	1,065	1,109,666
Illinois, Sales Tax Revenue, 4.00%, 6/15/28	500	519,120
Illinois, Sales Tax Revenue, 4.00%, 6/15/29	8,280	8,551,667
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	856,444
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,930,309
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,291,074
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 2.30%, 8/1/42(4)	15,000	15,000,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,866,240
South Village Community Development District, FL, 2.00%, 5/1/20	305	305,088
South Village Community Development District, FL, 2.00%, 5/1/21	100	100,052
South Village Community Development District, FL, 2.125%, 5/1/22	100	100,125
South Village Community Development District, FL, 2.375%, 5/1/23	100	100,620
South Village Community Development District, FL, 2.50%, 5/1/24	100	100,791
South Village Community Development District, FL, 2.75%, 5/1/25	100	101,840
South Village Community Development District, FL, 3.25%, 5/1/27	100	104,223
South Village Community Development District, FL, 4.35%, 5/1/26	470	475,114
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	3,973,240

		$43,488,275

Student Loan — 0.2%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$679,218
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/22	1,000	1,090,750
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	550,890

		$2,320,858

Transportation — 12.7%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/34	$1,700	$1,981,231
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/35	3,300	3,833,775
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	3,910	4,526,216
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,715	1,979,196
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	402,525
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	581,490
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	637,439
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	866,565

Security	Principal Amount (000’s omitted)	Value
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	$600	$691,626
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,264,896
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,117,250
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,153,060
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,738,850
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,373,835
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	4,972,799
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,704,287
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	570,995
Denver City and County, CO, Airport System Revenue, 2.611%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	2,040	2,041,142
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	8,299,541
E-470 Public Highway Authority, CO, 2.709%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,007,890
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	268,708
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,422,050
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,667,005
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,178,575
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	1,710	2,044,168
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	2,515	2,987,921
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,419,002
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,330	1,600,761
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/29	1,470	1,780,097
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	5,000	6,010,700
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	916,766
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,169,270
New Jersey Transportation Trust Fund Authority, (Transportation Program), 3.50%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	2,750	2,771,202
New Jersey Turnpike Authority, 5.00%, 1/1/32	4,890	5,581,250
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,797,392
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,830,928
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,140,340
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/28	10,000	11,977,500
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	5,520	5,919,206
North Texas Tollway Authority, 5.00%, 1/1/30	1,000	1,166,180
Pennsylvania Turnpike Commission, 3.00%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,496,475
Pennsylvania Turnpike Commission, 3.18%, (SIFMA + 0.88%), 12/1/20(1)	1,000	1,004,900
Pennsylvania Turnpike Commission, 3.45%, (SIFMA + 1.15%), 12/1/19(1)	550	550,391
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,548,226
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,658,179
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/32	1,500	1,824,045
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/33	1,405	1,702,467
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,510	1,824,578
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/24	435	489,405
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/25	700	801,143

Security	Principal Amount (000’s omitted)	Value
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/26	$500	$580,935
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/27	700	823,585
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/27	1,500	1,811,850
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	565,630
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	564,020
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	843,210
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,623,217
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	562,170
Triborough Bridge and Tunnel Authority, NY, 2.376%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	9,820	9,887,856

		$149,555,911

Water and Sewer — 4.3%
California Department of Water Resources, (Central Valley Project), 2.67%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$8,000	$8,002,000
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	445	493,514
Charleston, SC, Waterworks and Sewer System Revenue, 2.108%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	5,000	4,995,500
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	442,709
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	573,251
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	134,956
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	313,700
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,069,670
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (LOC: Citibank, N.A.), 2.28%, 6/15/35(4)	2,250	2,250,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Bank of Montreal), 2.27%, 6/15/38(4)	2,000	2,000,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: JPMorgan Chase Bank, N.A.), 2.30%, 6/15/50(4)	17,020	17,020,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank, N.A.), 2.30%, 6/15/46(4)	8,225	8,225,000
Riverside, CA, Water System Revenue, 2.93%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	2,190	2,191,489
San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/37	2,575	2,938,873

		$50,650,662

Total Tax-Exempt Municipal Securities — 93.4% (identified cost $1,070,847,810)		$1,103,276,201

Tax-Exempt Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.983%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$483	$483,739

Total Tax-Exempt Mortgage-Backed Securities — 0.1% (identified cost $483,362)		$483,739

Taxable Municipal Securities — 4.3%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.2%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,088,580

		$2,088,580

General Obligations — 1.2%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,578,419
Chicago, IL, 7.375%, 1/1/33	3,250	3,578,867
Chicago, IL, 7.75%, 1/1/42	3,236	3,592,737
Chicago, IL, 7.781%, 1/1/35	2,600	2,952,482

		$13,702,505

Hospital — 0.7%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$7,714,145

		$7,714,145

Insured-General Obligations — 0.7%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$1,016	$1,016,195
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,841,121

		$8,857,316

Insured-Hospital — 0.1%
Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,604,055

		$1,604,055

Insured-Special Tax Revenue — 0.3%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	$905	$906,502
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,064,289
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	351,992
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	517,675
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	509,795
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	513,010

		$3,863,263

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.7%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,460,803
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	7,000	6,884,010

		$8,344,813

Special Tax Revenue — 0.2%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,000	$1,000,250
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	500	501,635
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	1,004,700

		$2,506,585

Transportation — 0.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	$2,000	$1,967,920

		$1,967,920

Total Taxable Municipal Securities — 4.3% (identified cost $48,694,393)		$50,649,182

Corporate Bonds & Notes — 1.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.6%
Care New England Health System, 5.50%, 9/1/26	$11,000	$11,740,236
Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	3,865	3,987,511
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	3,175	3,211,222

Total Corporate Bonds & Notes — 1.6% (identified cost $17,826,498)		$18,938,969

Closed-End Funds — 0.9%

Security	Shares	Value
Nuveen Quality Municipal Income Fund	800,000	$10,856,000

Total Closed-End Funds — 0.9% (identified cost $10,121,474)		$10,856,000

Total Investments — 100.3% (identified cost $1,147,973,537)		$1,184,204,091

Other Assets, Less Liabilities — (0.3)%		$(3,092,588)

Net Assets — 100.0%		$1,181,111,503

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	15.6%
Illinois	14.1%
Others, representing less than 10% individually	70.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 8.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.0% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $70,660,910 or 6.0% of the Fund’s net assets.

(3)	When-issued security.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2019.

(5)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	150	Short	6/19/19	$(22,120,313)	$(213,306)

					$(213,306)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $213,306.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,103,276,201	$—	$1,103,276,201
Tax-Exempt Mortgage-Backed Securities	—	483,739	—	483,739
Taxable Municipal Securities	—	50,649,182	—	50,649,182
Corporate Bonds & Notes	—	18,938,969	—	18,938,969
Closed-End Funds	10,856,000	—	—	10,856,000
Total Investments	$10,856,000	$1,173,348,091	$—	$1,184,204,091

Liability Description
Futures Contracts	$(213,306)	$—	$—	$(213,306)
Total	$(213,306)	$—	$—	$(213,306)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.